Equity - Schedule of Movements in Ordinary Shares (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in Ordinary Shares [Line Items]
Balance at beginning (in Shares)	2,364,949,502	460,367,051	460,367,051
Balance at beginning	$ 176,558,493	$ 100,681,716	$ 100,681,716
Transaction costs arising on share issues (in Shares)
Transaction costs arising on share issues value	$ (2,003,122)	$ (3,858,697)	$ (2,633,140)
Balance at ending (in Shares)	3,544,216,160	2,364,949,502	460,367,051
Balance at ending	$ 209,933,371	$ 176,558,493	$ 100,681,716
2023-12-08 [Member] | Rights issue [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			30,197,244
Issue of ordinary shares value			$ 2,113,808
2023-12-14 [Member] | Forfeiture shares as per employment contract [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			2,128,815
Issue of ordinary shares value			$ 223,526
2024-01-05 [Member] | Lieu of cash for services rendered [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			1,200,013
Issue of ordinary shares value			$ 103,681
2024-01-31 [Member] | Rights issue shortfall [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			18,714,145
Issue of ordinary shares value			$ 1,309,990
2024-02-09 [Member] | Rights issue shortfall [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			1,950,000
Issue of ordinary shares value			$ 136,500
2024-02-14 [Member] | Lind agreement [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			20,000,000
Issue of ordinary shares value
2024-03-04 [Member] | Pharma15 acquisition [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			25,856,470
Issue of ordinary shares value			$ 1,297,022
2024-03-12 [Member] | Lind agreement [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			5,769,231
Issue of ordinary shares value			$ 300,000
2024-04-15 [Member] | Lind agreement [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			6,666,667
Issue of ordinary shares value			$ 300,000
2024-05-16 [Member] | Lind agreement [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			8,571,429
Issue of ordinary shares value			$ 300,000
2024-07-01 [Member] | Issue of securities [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		597,130,727
Issue of ordinary shares value		$ 23,885,229
2024-08-21 [Member] | Tranche 2 placement shares [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		858,056,603
Issue of ordinary shares value		$ 34,322,264
2024-08-21 [Member] | Tranche 2 placement shares [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		14,031,195
Issue of ordinary shares value		$ 561,248
2024-08-23 [Member] | Lantheus investment [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		149,625,180
Issue of ordinary shares value		$ 7,481,259
2024-09-13 [Member] | Issue of placement shares [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		93,750,000
Issue of ordinary shares value		$ 3,750,000
2024-12-13 [Member] | Achievement of a milestone [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		20,594,438
Issue of ordinary shares value		$ 741,400
2024-12-16 [Member] | Forfeiture shares [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		7,091,615
Issue of ordinary shares value		$ 219,840
2025-01-20 [Member] | Issue of placement shares to Lantheus [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		133,333,333
Issue of ordinary shares value		$ 8,000,000
2025-06-12 [Member] | Milestone payments [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		30,969,360
Issue of ordinary shares value		$ 774,234
2025-10-24 [Member] | Rights issue [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	415,706,190
Issue of ordinary shares value	$ 12,471,186
2025-12-05 [Member] | Rights issue [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	12,599,991
Issue of ordinary shares value	$ 378,000
2025-12-09 [Member] | Rights issue [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	750,960,477
Issue of ordinary shares value	$ 22,528,814